Segmental reporting	12 Months Ended
Dec. 31, 2020
2. Segmental Reporting
Segmental Reporting

2 Segmental reporting

Presentation of segmental reporting

The Barclays Bank Group’s segmental reporting is in accordance with IFRS 8 Operating Segments. Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision maker. All transactions between business segments are conducted on an arm’s-length basis, with intra-segment revenue and costs being eliminated in Head Office. Income and expenses directly associated with each segment are included in determining business segment performance.

The Barclays Bank Group divisions have been for segmental reporting purposes defined as Corporate and Investment Bank and Consumer, Cards and Payments.

▪Corporate and Investment Bank which includes Investment Banking, Corporate Banking and global Markets businesses.

▪Consumer, Cards and Payments which includes Barclays US Consumer Bank, Barclays Payments, Barclaycard Germany and Private Bank.

The below table also includes Head Office which comprises head office and certain central support functions including the Barclays Bank Group service company full time equivalent employees.

Analysis of results by business
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2020
Total income	12,607	3,490	(319)	15,778
Credit impairment charges	(1,565)	(1,720)	(92)	(3,377)
Net operating income/(expenses)	11,042	1,770	(411)	12,401
Operating expenses	(7,125)	(2,132)	(126)	(9,383)
Litigation and conduct	(4)	(44)	(28)	(76)
Total operating expenses	(7,129)	(2,176)	(154)	(9,459)
Other net income/(expenses)[a]	16	114	3	133
Profit/(loss) before tax	3,929	(292)	(562)	3,075
Total assets (£bn)	990.9	57.8	11.0	1,059.7
Number of employees (full time equivalent)	7,800	3,000	10,100	20,900
Average number of employees (full time equivalent)				20,145

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2019
Total income	10,009	4,462	(320)	14,151
Credit impairment charges	(157)	(1,016)	(29)	(1,202)
Net operating income/(expenses)	9,852	3,446	(349)	12,949
Operating expenses	(7,267)	(2,359)	(92)	(9,718)
Litigation and conduct	(108)	(7)	(149)	(264)
Total operating expenses	(7,375)	(2,366)	(241)	(9,982)
Other net income/(expenses)[a]	113	40	(8)	145
Profit/(loss) before tax	2,590	1,120	(598)	3,112
Total assets (£bn)	799.6	65.7	11.4	876.7
Number of employees (full time equivalent)	8,100	3,100	9,300	20,500
Average number of employees (full time equivalent)				21,700

Note

a Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2018
Total income	9,741	4,267	(408)	13,600
Credit impairment releases/(charges)	152	(808)	13	(643)
Net operating income/(expenses)	9,893	3,459	(395)	12,957
Operating expenses	(7,459)	(2,304)	(130)	(9,893)
GMP charge	-	-	(140)	(140)
Litigation and conduct	(68)	(59)	(1,579)	(1,706)
Total operating expenses	(7,527)	(2,363)	(1,849)	(11,739)
Other net income/(expenses)[a]	28	41	(1)	68
Profit/(loss) before tax	2,394	1,137	(2,245)	1,286
Total assets (£bn)	792.5	71.6	13.6	877.7
Number of employees (full time equivalent)	9,100	3,300	10,000	22,400

Note

a Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

Income by geographic region[a]
	2020	2019	2018
For the year ended 31 December	£m	£m	£m
United Kingdom	4,954	4,084	4,007
Europe	2,119	1,752	1,615
Americas	7,590	7,251	7,048
Africa and Middle East	37	62	44
Asia	1,078	1,002	886
Total	15,778	14,151	13,600

Income from individual countries which represent more than 5% of total income[a]
	2020	2019	2018
For the year ended 31 December	£m	£m	£m
United Kingdom	4,954	4,084	4,007
United States	7,471	7,121	6,916

Note

a The geographical analysis is based on the location of the office where the transactions are recorded.